SCHEDULE OF MINIMUM RENTAL PAYMENTS UNDER OPERATING LEASES (Details) - USD ($) $ in Thousands	Sep. 30, 2022	Jul. 31, 2022	Dec. 31, 2021	Oct. 31, 2021
2022		$ 13		$ 29
2023				12
Total		20		41
Total minimum lease payments		$ 20		$ 41
Ayala Pharmaceuticals Inc [Member]
2022	$ 103		$ 360
2023	409		360
2024	145		120
Total	657		840
Total minimum lease payments	$ 657		$ 840